Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Components of Income Tax Expense Included in Consolidated Statements of Income

	Years Ended December 31,
(in thousands)	2016	2015	2014
Current income tax expense:
Federal	$140,079	139,228	126,203
State	9,218	9,255	5,161
Foreign	4,443	4,762	7,694
Total current income tax expense	153,740	153,245	139,058
Deferred income tax expense (benefit):
Federal	8,393	(2,198)	(3,623)
State	(65)	442	(2,039)
Foreign	(893)	(125)	(3,635)
Total deferred income tax expense (benefit)	7,435	(1,881)	(9,297)
Total income tax expense	$161,175	151,364	129,761

Components of Income Tax Before Income Tax

	Years Ended December 31,
(in thousands)	2016	2015	2014
Components of income before income tax expense:
Domestic	$454,763	488,515	369,888
Foreign	6,451	8,373	23,041
Total income before income tax expense	$461,214	496,888	392,929

Income Tax Expense Differed from Amounts Computed by Applying Statutory U.S. Federal Income Tax Rate to Income before Income Taxes, Noncontrolling Interest and Equity in Income of Equity Investments

	Years Ended December 31,
(in thousands)	2016	2015	2014
Computed "expected" income tax expense	$161,425	173,911	137,525
Increase (decrease) in income tax expense resulting from:
International tax rate differential and equity income	8,715	8,367	6,541
State income tax expense, net of federal income tax effect	9,127	7,101	4,823
Increase (decrease) in valuation allowance	2,855	(517)	(4,550)
Tax credits	(15,695)	(28,831)	(3,459)
Deduction for domestic production activities	(12,950)	(11,550)	(8,750)
Permanent differences and other, net	7,698	2,883	(2,369)
Total income tax expense	$161,175	151,364	129,761

Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability

	As of December 31,
(in thousands)	2016	2015
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$34,490	29,522
Allowances for doubtful accounts and billing adjustments	1,512	1,399
Deferred revenue	27,461	31,713
Share-based compensation	25,497	22,088
Foreign currency translation	4,019	-
Other, net	38,341	34,673
Total deferred income tax assets	131,320	119,395
Less valuation allowance for deferred income tax assets	(21,301)	(18,446)
Net deferred income tax assets	110,019	100,949
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(63,432)	(61,161)
Computer software development costs	(80,837)	(82,835)
Purchase accounting adjustments	(344,547)	(114,171)
Foreign currency translation	-	(4,522)
Other, net	(33,700)	(24,462)
Total deferred income tax liabilities	(522,516)	(287,151)
Net deferred income tax liabilities	$(412,497)	(186,202)

Total net deferred tax assets (liabilities):
Noncurrent deferred tax asset	$7,055	6,242
Noncurrent deferred tax liability	(419,552)	(192,444)
Net deferred tax liability	$(412,497)	(186,202)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

(in millions)	Year Ended December 31, 2016
Beginning balance	$13.1
Current activity:
Additions based on tax positions related to current year	3.4
Additions for tax positions of prior years	3.0
Decreases resulting from settlements with tax authorities	(3.0)
Net, current activity	3.4
Ending balance	$16.5

[1]	Unrecognized state tax liabilities are not adjusted for the federal tax impact.